Note 5 - Significant Agreements and Contracts (Details Textual) $ in Millions		1 Months Ended			3 Months Ended			12 Months Ended
	Jan. 01, 2024	Feb. 29, 2024 USD ($)	Feb. 29, 2024 USN ($)	Aug. 31, 2014 USD ($)	Jun. 30, 2024	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jan. 31, 2023 USD ($)	Jan. 01, 2023 USN ($)
Research and Development Expense						$ 2,814,258	$ 1,833,274			$ 8,438,499	$ 1,336,469
Revenues						2,347,250	1,407,868			7,144,872	0
Deferred Revenue, Current						572,475				0
Vertex Option and License Agreement [Member]
Research and Development Expense				$ 100,000
Contractual Obligation				117,000,000		117,000,000
Payments for License Agreement				$ 100,000						0	$ 0
National Institute of Aging Grant [Member]
Government Assistance, Asset												$ 21,000,000	$ 21.0
Government Assistance, Income, Increase (Decrease)			$ 7.3			6,700,000				6,700,000
Revenues						2,300,000	$ 1,400,000			7,100,000
Proceeds From Grants						10,100,000				6,200,000
Grant Funding Remaining						$ 10,900,000				15,800,000
Deferred Revenue, Current										$ 900,000
Grant Amount, Received, Parentage		90.00%	90.00%
National Institute of Aging Grant [Member] | Subsequent Event [Member]
Government Assistance, Income, Increase (Decrease)		$ 7,300,000
Grant Amount, Received, Parentage	90.00%
National Institute of Aging Grant [Member] | Forecast [Member]
Government Assistance, Income, Increase (Decrease)								$ 6,200,000	$ 8,100,000
Grant Amount, Received, Parentage					10.00%